Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - Rombo Cia Financiera SA - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Most Significant Investment in Joint Ventures and Associates
Assets of Joint Ventures and Associates	$ 9,354,472	$ 10,801,444
Liabilities of Joint Ventures and Associates	7,461,599	8,562,999
Profit of Joint Ventures and Associates	345,574	395,620
Equity of Joint Ventures and Associates	$ 1,892,873	$ 2,238,445
Ownership Interest	40.00%	40.00%